UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	05-31-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
May 31, 2014

California High-Yield Municipal - Schedule of Investments
MAY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.9%
CALIFORNIA — 95.2%
ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston Project), VRDN, 0.06%, 6/2/14 (LOC: Bank of America N.A.)	1,400,000	1,400,000
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,124,880
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012 C1, (Episcopal Senior Communities), 3.00%, 7/1/19	1,835,000	1,839,220
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012 C2, (Episcopal Senior Communities), 2.50%, 7/1/19	2,625,000	2,625,971
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2014 A, (Sharp HealthCare), 5.00%, 8/1/43	1,500,000	1,641,840
ABC Unified School District GO, Capital Appreciation, Series 2000 B, 0.00%, 8/1/21 (NATL-RE/FGIC)(1)	1,000,000	820,720
Adelanto Public Utility Authority Rev., Series 2009 A, (Utility System), 6.75%, 7/1/39	5,225,000	5,886,537
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/26	2,000,000	2,319,120
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/27 (AGM)	2,000,000	2,300,680
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/29 (AGM)	1,000,000	1,134,310
Alhambra Rev., Series 2010 A, (Atherton Baptist Homes), 7.50%, 1/1/30	1,590,000	1,695,465
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.31%, 6/5/14	1,000,000	1,011,570
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.76%, 6/5/14	1,450,000	1,449,449
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G1, (San Francisco Bay Area), VRDN, 1.16%, 6/5/14	2,500,000	2,516,175
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F1, (San Francisco Bay Area), 5.00%, 4/1/31	8,500,000	9,752,475
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S4, (San Francisco Bay Area), 5.00%, 4/1/43	1,000,000	1,096,780
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2004 D, 5.80%, 9/1/35	2,875,000	2,941,786
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 B, 5.40%, 9/1/35	1,390,000	1,433,729
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/29	855,000	874,862
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/35	4,000,000	4,010,800
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2006 A, (Improvement Area No. 19C), 5.35%, 9/1/36	2,700,000	2,709,531
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2008 A, (Improvement Area No. 19C), 6.875%, 9/1/36	1,050,000	1,117,085
Beaumont Unified School District GO, Capital Appreciation, Series 2011 C, (Election of 2008), 0.00%, 8/1/40 (AGM)(1)	2,000,000	553,700
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/21 (AGM)(1)	1,190,000	966,066
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/22 (AGM)(1)	1,220,000	938,595
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/23 (AGM)(1)	1,000,000	729,580
California County Tobacco Securitization Agency Rev., 5.65%, 6/1/41	1,500,000	1,265,355

California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,820,000	2,003,802
California Educational Facilities Authority Rev., (Pepperdine University), 5.00%, 9/1/33	2,000,000	2,283,340
California GO, 5.00%, 11/1/19	10,000,000	11,907,500
California GO, 5.25%, 2/1/30	5,000,000	5,767,300
California GO, 6.00%, 4/1/38	5,000,000	5,908,550
California GO, 5.00%, 2/1/43	5,650,000	6,214,435
California GO, Series 2004 A4, (Kindergarten), VRDN, 0.04%, 6/2/14 (LOC: Citibank N.A.)	1,600,000	1,600,000
California GO, Series 2004 A5, (Kindergarten), VRDN, 0.06%, 6/2/14 (LOC: Citibank N.A.)	2,100,000	2,100,000
California GO, Series 2004 B1, (Kindergarten), VRDN, 0.04%, 6/2/14 (LOC: Citibank N.A.)	1,700,000	1,700,000
California GO, Series 2004 B2, (Kindergarten), VRDN, 0.04%, 6/2/14 (LOC: Citibank N.A.)	1,200,000	1,200,000
California GO, Series 2005 B-7,VRDN, 0.05%, 6/2/14 (LOC: JPMorgan Chase Bank N.A.)	2,700,000	2,700,000
California GO, Series 2012 B, VRN, 0.96%, 6/5/14	2,000,000	2,028,440
California GO, Series 2012 B, VRN, 1.06%, 6/5/14	800,000	812,592
California GO, Series 2012 B, VRN, 1.21%, 6/5/14	960,000	978,749
California GO, Series 2013, 5.00%, 2/1/38	4,635,000	5,137,990
California GO, VRDN, 4.00%, 12/1/16	2,000,000	2,140,280
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,000,000	2,151,460
California Health Facilities Financing Authority Rev., Series 2006 C, (Kaiser Permanente), VRDN, 0.05%, 6/4/14	17,000,000	17,000,000
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,910,000	1,948,047
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.50%, 10/1/20	1,500,000	1,782,945
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33	1,000,000	1,185,640
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	4,300,000	4,812,689
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	3,000,000	3,517,410
California Health Facilities Financing Authority Rev., Series 2011 C, (St. Joseph Health System), VRDN, 0.06%, 6/2/14 (LOC: Northern Trust Company)	500,000	500,000
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	2,030,000	2,307,805
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/35	2,000,000	2,167,680
California Health Facilities Financing Authority Rev., Series 2012 A, (City of Hope), 5.00%, 11/15/39	1,910,000	2,045,896
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	2,500,000	2,712,450
California Health Facilities Financing Authority Rev., Series 2012 B, (Lucile Salter Packard Children's Hospital), 5.00%, 8/15/26	1,020,000	1,182,904
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	445,000	494,542
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	5,000,000	5,399,700
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (Los Angeles County Museum of Natural History Foundation), VRDN, 0.04%, 6/2/14 (LOC: Wells Fargo Bank N.A.)	1,800,000	1,800,000
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 1.85%, 6/5/14	1,000,000	999,400

California Mobilehome Park Financing Authority Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36	6,345,000	6,415,239
California Mobilehome Park Financing Authority Rev., Series 2006 B, (Union City Tropics), 5.50%, 12/15/41	2,000,000	2,018,560
California Municipal Finance Authority Rev., (Biola University), 5.875%, 10/1/34	1,000,000	1,070,690
California Municipal Finance Authority Rev., Series 2008 A, (Central Coast YMCA), VRDN, 0.06%, 6/5/14 (LOC: Pacific Capital Bank N.A. and FHLB)	2,060,000	2,060,000
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	3,335,000	3,939,602
California Municipal Finance Authority Rev., Series 2014 A, (Caritas Affordable Housing, Inc. Project), 5.00%, 8/15/20(2)	600,000	688,902
California Municipal Finance Authority Rev., Series 2014 A, (Caritas Affordable Housing, Inc. Project), 5.00%, 8/15/22(2)	360,000	409,982
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/39	1,450,000	1,515,946
California Pollution Control Financing Authority Rev., 5.00%, 11/21/45(3)	3,165,000	3,204,531
California Pollution Control Financing Authority Rev., Series 1996 C, (Pacific Gas & Electric Company), VRDN, 0.05%, 6/2/14 (LOC: JPMorgan Chase Bank N.A.)	1,300,000	1,300,000
California Pollution Control Financing Authority Rev., Series 1996 E, (Pacific Gas & Electric Company), VRDN, 0.04%, 6/2/14 (LOC: JPMorgan Chase Bank N.A.)	1,500,000	1,500,000
California Public Works Board Lease Rev., Series 1993 D, (Department of Corrections), 5.25%, 6/1/15 (AGM)	1,295,000	1,316,121
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,350,820
California Public Works Board Lease Rev., Series 2010 A-1, (Various Capital Projects), 5.00%, 3/1/17	1,000,000	1,118,550
California Public Works Board Lease Rev., Series 2010 A1, (Various Capital Projects), 6.00%, 3/1/35	1,250,000	1,499,700
California Public Works Board Lease Rev., Series 2011 C, (State Prisons), 5.75%, 10/1/31	1,000,000	1,175,880
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/15	3,335,000	3,571,752
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	975,000	1,091,581
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,500,000	1,737,855
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	5,465,000	5,946,139
California Public Works Board Lease Rev., Series 2012 D, 5.00%, 9/1/36	500,000	545,650
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 4.00%, 11/1/17	1,235,000	1,369,998
California Public Works Board Lease Rev., Series 2013 H, (California State University Project), 5.00%, 9/1/38	1,500,000	1,647,210
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	2,350,000	2,588,102
California Public Works Board Lease Rev., Series 2014 A, (Various Capital Projects), 5.00%, 9/1/39	7,000,000	7,741,860
California State University Systemwide Rev., Series 2005 C, 5.00%, 11/1/30 (NATL-RE)	5,000,000	5,269,700
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/42	3,000,000	3,260,070
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30	1,250,000	1,367,238
California Statewide Communities Development Authority Rev., (Episcopal Communities and Services), 5.00%, 5/15/42	1,500,000	1,542,600
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 5.625%, 6/1/33	2,500,000	2,523,275
California Statewide Communities Development Authority Rev., (Southern California Presbyterian Homes), 7.25%, 11/15/41	2,500,000	2,892,175

California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	1,100,000	1,183,611
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	4,000,000	4,201,720
California Statewide Communities Development Authority Rev., Series 2004 D, (Sutter Health), 5.05%, 8/15/38 (AGM)	1,650,000	1,730,404
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.50%, 11/1/38	7,000,000	7,084,560
California Statewide Communities Development Authority Rev., Series 2008 C, (John Muir Health), VRDN, 0.06%, 6/2/14 (LOC: Wells Fargo Bank N.A.)	1,600,000	1,600,000
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	6,000,000	6,500,640
California Statewide Communities Development Authority Rev., Series 2013 A, (American Baptist Homes of the West), 5.00%, 10/1/43	1,200,000	1,220,376
California Statewide Communities Development Authority Rev., Series 2014 A, (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,089,000
Carson Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Project Area No. 1), 7.00%, 10/1/36	2,000,000	2,312,100
Chaffey Joint Union High School District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/32	2,000,000	2,276,360
Chula Vista Industrial Development Rev., Series 2004 D, (San Diego Gas), 5.875%, 1/1/34	1,000,000	1,154,710
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 13-1), 5.00%, 9/2/29	700,000	772,835
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 13-1), 5.00%, 9/2/30	350,000	384,115
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/2/24	700,000	800,450
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/2/26	600,000	670,620
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 87-8), VRDN, 0.04%, 6/2/14 (LOC: State Street Bank & Trust Co.)	2,000,000	2,000,000
Clovis Unified School District GO, Series 2013 B, (Election of 2012), 5.00%, 8/1/38	3,000,000	3,341,520
Contra Costa Water District Rev., Series 2013 R, 5.00%, 10/1/43	1,025,000	1,145,202
Corcoran COP, 8.75%, 6/1/16 (Acquired 4/28/92, Cost $200,000)(4)	200,000	219,910
Duarte Unified School District GO, Capital Appreciation, Series 1999 B, 0.00%, 11/1/23 (AGM)(1)	1,150,000	829,886
East Side Union High School District GO, Series 2013, 5.00%, 8/1/29	1,050,000	1,200,465
Eastern Municipal Water District Water and Sewer COP, Series 2008 H, 5.00%, 7/1/33	4,000,000	4,495,360
El Dorado County Community Facilities District No. 2001-1 Special Tax Rev., (Promontory Specific), 6.30%, 9/1/31	2,500,000	2,509,050
Escondido Joint Powers Financing Authority Rev., (Water Systems Financing), 5.00%, 9/1/31	1,355,000	1,498,196
Fairfield Redevelopment Agency Tax Allocation Rev., 4.00%, 8/1/16	1,000,000	1,076,050
Foothill-De Anza Community College District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL-RE)(1)	3,000,000	2,536,470
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 A, 6.00%, 1/15/49	27,500,000	31,501,800
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B3, VRDN, 5.50%, 1/15/23	3,750,000	4,343,775
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 C, 6.50%, 1/15/43	4,000,000	4,670,200
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2014 A, 0.00%, 1/15/24(5)	2,200,000	1,326,094
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2014 A, 0.00%, 1/15/42(1)	6,000,000	1,126,860

Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	2,000,000	1,663,880
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27	5,000,000	4,565,950
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47	5,000,000	3,893,200
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47	8,000,000	6,754,640
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A2, 5.30%, 6/1/37	3,000,000	2,471,340
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/29	1,500,000	1,696,590
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	2,500,000	2,811,075
Grossmont Union High School District GO, Series 2013 E, (Election of 2008), 5.00%, 8/1/43	1,225,000	1,355,352
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,500,000	1,652,685
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/30	2,670,000	2,693,282
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/32 (XLCA)	3,000,000	3,078,960
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/37 (XLCA)	2,025,000	2,067,667
Huntington Beach Community Facilities District Special Tax Rev., (Huntington Center), 5.375%, 9/1/33	1,700,000	1,869,048
Independent Cities Finance Authority Mobile Home Park Rev., (Rancho Feliz and Las Casitasde Sonoma), 5.00%, 10/15/47	5,000,000	5,131,400
Independent Cities Finance Authority Mobile Home Park Rev., Series 2011 A, (Castle Mobile Estates), 6.75%, 8/15/46	2,500,000	2,784,525
Independent Cities Finance Authority Mobile Home Park Rev., Series 2012 A, (Augusta Communities), 5.00%, 5/15/39	2,500,000	2,588,700
Independent Cities Lease Finance Authority Rev., Series 2004 A, (Morgan Hill - Hacienda Valley Mobile Estates), 5.90%, 11/15/34	2,235,000	2,243,046
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.55%, 5/15/31	500,000	503,990
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.85%, 5/15/41	1,150,000	1,161,569
Independent Cities Lease Finance Authority Rev., Series 2007 A, (Santa Rosa Leisure Mobilehome Park), 5.70%, 11/15/47	3,430,000	3,484,640
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	1,110,000	1,236,729
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	1,180,000	1,263,119
Irvine Ranch Water District Rev., Series 2009 B, VRDN, 0.05%, 6/2/14 (LOC: Bank of America N.A.)	13,900,000	13,900,000
Irvine Ranch Water District Rev., VRDN, 0.04%, 6/2/14 (LOC: Bank of New York Mellon)	1,200,000	1,200,000
Irvine Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.70%, 9/1/35	515,000	589,680
Jurupa Community Services District Special Tax Rev., Series 2008 A, (Community Facilities District No. 25), 8.875%, 9/1/38	2,000,000	2,260,400
Jurupa Community Services District Special Tax Rev., Series 2013 A, (Community Facilities District No. 31), 5.00%, 9/1/37	250,000	265,243
Jurupa Community Services District Special Tax Rev., Series 2013 A, (Community Facilities District No. 31), 5.00%, 9/1/42	1,000,000	1,054,770
Kern High School District GO, 5.00%, 8/1/25	1,145,000	1,344,814
Lake Elsinore Unified School District Special Tax Rev., (Community Facilities District No. 2005-1, Improvement Area A), 5.40%, 9/1/35	2,245,000	2,272,995
Lammersville Joint Unified School District Special Tax Rev., (Mountain House), 6.00%, 9/1/43	1,250,000	1,399,563
Liberty Union High School District GO, 5.00%, 8/1/29	1,000,000	1,144,300
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.50%, 11/15/37	1,150,000	1,373,595

Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/24(5)	1,300,000	852,215
Los Angeles Community College District GO, Series 2008 F1, (Election of 2003), 5.00%, 8/1/27	2,000,000	2,296,380
Los Angeles Community Facilities District No. 3 Special Tax Rev., (Cascades Business Park & Golf Course), 6.40%, 9/1/22	1,215,000	1,224,623
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,000,000	1,193,280
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40(6)	2,000,000	2,197,280
Los Angeles Department of Water & Power Rev., Series 2001 B2, VRDN, 0.05%, 6/2/14 (SBBPA: Royal Bank of Canada)	1,500,000	1,500,000
Los Angeles Department of Water & Power Rev., Series 2013 B, 5.00%, 7/1/30	3,500,000	4,069,660
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	350,000	398,923
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/31	3,500,000	3,939,880
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/24	3,430,000	4,060,640
Los Angeles Wastewater System Rev., Series 2012 B, 5.00%, 6/1/32	3,000,000	3,418,350
M-S-R Energy Authority Rev., Series 2009 A, 7.00%, 11/1/34	1,700,000	2,311,082
M-S-R Energy Authority Rev., Series 2009 B, 6.50%, 11/1/39 (GA: Citigroup, Inc.)	2,000,000	2,653,600
Milpitas Improvement Bond Act of 1915 Special Assessment Rev., Series 1996 A, (Local Improvement District No. 18), 6.75%, 9/2/16	715,000	723,523
Modesto Irrigation District COP, Series 2009 A, (Capital Improvements), 6.00%, 10/1/39	3,000,000	3,460,320
Montebello Community Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Montebello Hills Redevelopment), 8.10%, 3/1/27	2,000,000	2,307,100
Moorpark Mobile Home Park Rev., Series 2011 A, (Villa Delaware Arroyo), 6.50%, 5/15/41	4,000,000	4,459,400
Murrieta Community Facilities District No. 2002-2 Special Tax Rev., Series 2004 A, (The Oaks Improvement Area), 6.00%, 9/1/34	1,920,000	1,928,333
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/31	1,735,000	1,831,466
Northern California Power Agency Rev., Series 2012 A, (Hydroelectric Project No. 1), 5.00%, 7/1/31	1,090,000	1,225,890
Norwalk-La Mirada Unified School District GO, Capital Appreciation, Series 2009 E, (Election of 2002), 0.00%, 8/1/38 (AGC)(1)	10,000,000	3,245,900
Oakland Redevelopment Agency Rev., 5.00%, 9/1/36 (Ambac)	5,000,000	5,084,250
Oakland Unified School District Alameda County GO, Series 2009 A, (Election of 2006), 6.125%, 8/1/29	2,500,000	2,868,175
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	2,150,000	2,339,135
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	770,000	921,628
Oceanside Community Development Commission Tax Allocation Rev., (Downtown Redevelopment), 5.70%, 9/1/25	3,500,000	3,503,115
Ohlone Community College District GO, Series 2011 A, (Election of 2010), 5.00%, 8/1/31	3,000,000	3,364,800
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	1,375,000	1,422,713
Orange County Transportation Authority Rev., (Senior Lien), 5.00%, 8/15/30	2,400,000	2,710,416
Orange County Water District Rev., Series 2013 A, 5.00%, 8/15/33	1,900,000	2,207,838
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 5.00%, 6/1/35	4,000,000	4,267,400
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	2,750,000	2,881,532
Paramount Unified School District GO, Capital Appreciation, (Election of 2006), 0.00%, 8/1/51 (BAM)(1)	12,500,000	1,054,625
Perris Public Financing Authority Special Tax Rev., Series 2004 A, 6.125%, 9/1/34	2,995,000	3,066,251

Perris Public Financing Authority Special Tax Rev., Series 2008 A, (Community Facilities District No. 2005-4), 6.60%, 9/1/38	2,140,000	2,225,536
Pittsburg Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Los Medanos Community), VRDN, 0.08%, 6/2/14 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	3,000,000	3,000,000
Pleasant Valley School District/Ventura County GO, Series 2002 A, 5.85%, 8/1/31 (NATL-RE)	4,835,000	5,810,316
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	3,825,000	4,383,488
Poway Unified School District Special Tax Rev., (Community Facilities District No. 6-4S), 5.00%, 9/1/36	600,000	635,508
Redwood City Redevelopment Agency Tax Allocation Rev., Capital Appreciation, Series 2003 A, (Redevelopment Project Area 2), 0.00%, 7/15/28 (Ambac)(1)	3,405,000	1,702,023
Rio Elementary School District Community Facilities District No. 1 Special Tax Rev., Series 2013, 5.50%, 9/1/39	2,000,000	2,201,260
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 04-2-Lake Hills Crest), 5.00%, 9/1/30	1,035,000	1,118,918
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 04-2-Lake Hills Crest), 5.00%, 9/1/35	2,520,000	2,650,234
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 05-8 Scott Road), 5.00%, 9/1/42	3,000,000	3,185,790
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.25%, 10/1/30	2,200,000	2,465,342
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	800,000	920,984
Riverside County Transportation Commission Rev., Series 2013 A, (Senior Lien), 5.75%, 6/1/44	500,000	551,490
Riverside County Transportation Commission Rev., Capital Appreciation, Series 2013 B, (Senior Lien), 0.00%, 6/1/43(1)	5,000,000	959,000
Riverside Unified School District Special Tax Rev., (Community Facilities District No. 13, Improvement Area 1), 5.375%, 9/1/34	2,000,000	2,017,940
Riverside Unified School District Special Tax Rev., Series 2005 A, (Community Facilities School District No. 15, Improvement Area 2), 5.25%, 9/1/30	1,000,000	1,012,760
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.40%, 9/1/36	4,000,000	4,051,160
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 3), 5.00%, 9/1/43	2,640,000	2,819,177
Roseville Community Facilities District No. 1 Special Tax Rev., (The Fountains), 6.125%, 9/1/38	2,600,000	2,751,008
Roseville Finance Authority Electric System Rev., 5.00%, 2/1/37	925,000	989,611
Sacramento Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 6.00%, 7/1/35	4,000,000	4,621,360
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/31	625,000	709,238
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/33	1,000,000	1,124,760
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/42	1,300,000	1,387,880
Sacramento Transportation Authority Sales Tax Rev., (Measure A), 5.00%, 10/1/24	1,055,000	1,257,571
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	9,350,000	10,838,707
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/24	300,000	357,396
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/25	500,000	589,465
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/26	500,000	583,555
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/43	2,500,000	2,691,775
San Diego County Regional Airport Authority Rev., Series 2014 A, (Rental Car Facility), 5.00%, 7/1/44	1,500,000	1,639,725
San Diego County Water Authority Rev., 5.00%, 5/1/33	1,500,000	1,721,115
San Diego Public Facilities Financing Authority Lease Rev., Series 2012 A, (Capital Improvement Projects), 5.00%, 4/15/37	2,000,000	2,148,560

San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/30	2,000,000	2,305,840
San Diego Redevelopment Agency Tax Allocation Rev., Series 2009 A, (North Park Redevelopment), 7.00%, 11/1/39	3,000,000	3,471,660
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/26	750,000	861,330
San Francisco City and County Airports Commission Rev., Series 2008 34D, (San Francisco International Airport), 5.25%, 5/1/26	3,000,000	3,451,950
San Francisco City and County Airports Commission Rev., Series 2011 D, 5.00%, 5/1/31	5,390,000	5,982,469
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	2,000,000	2,277,360
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 C, (Mission Bay South Redevelopment), 6.75%, 8/1/41	1,000,000	1,199,330
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 7.00%, 8/1/41	1,250,000	1,398,825
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/33	780,000	836,846
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment), 5.00%, 8/1/43	1,000,000	1,062,620
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/1/33	3,000,000	2,955,600
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/25 (NATL-RE)(1)	3,090,000	1,807,712
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/29 (NATL-RE)(1)	165,000	74,516
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/31 (NATL-RE)(1)	16,000,000	6,351,680
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/32 (NATL-RE)(1)	290,000	107,602
San Jose Airport Rev., Series 2011 A2, 5.25%, 3/1/34	2,605,000	2,819,079
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 6.00%, 9/1/42	500,000	565,660
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.50%, 9/1/44	2,250,000	2,466,855
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/36	10,000,000	3,580,500
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/40	3,795,000	1,115,958
Santa Cruz County Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Live Oak/Soquel Community Improvement), 7.00%, 9/1/36	3,000,000	3,511,380
Santa Margarita Water District Special Tax Rev., Series 2011 B, (Community Facilities District No. 99-1), 5.875%, 9/1/38	650,000	671,983
Santa Margarita Water District Special Tax Rev., Series 2013, (Communities Facilities District No. 2013-1, Village of Sendero), 5.625%, 9/1/43	1,250,000	1,364,275
Santaluz Community Facilities District No. 2 Special Tax Rev., Series 2011 A, (Improvement Area No. 1), 5.10%, 9/1/30	465,000	504,051
Saugus-Castaic School Facilities Financing Authority Special Tax Rev., (Community Facilities District No. 2006-1C), 6.00%, 9/1/43	1,500,000	1,629,585
Southern California Public Power Authority Rev., (Southern Transmission), 0.00%, 7/1/14 (NATL-RE-IBC)(1)	2,400,000	2,399,400
Southern California Public Power Authority Rev., (Southern Transmission), 0.00%, 7/1/15 (NATL-RE-IBC)(1)	1,250,000	1,243,038
Southern California Public Power Authority Rev., Series 2007 A, 5.00%, 11/1/33	3,755,000	4,108,984
Southern Mono Health Care District GO, Capital Appreciation, Series 2002 A, (Election of 2001), 0.00%, 8/1/26 (NATL-RE)(1)	1,800,000	989,622
Southwestern Community College District GO, Capital Appreciation, Series 2011 C, (Election of 2008), 0.00%, 8/1/46(1)	5,425,000	1,163,337
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/40	1,750,000	2,003,067

Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/42 (AGM)	705,000	755,168
Successor Agency to the Redevelopment Agency of the City & County of San Francisco Communities Facilities District No. 6 Special Tax Rev., Capital Appreciation, Series 2013 C, (Mission Bay South Public Improvements), 0.00%, 8/1/43(1)	5,500,000	1,042,305
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/19 (BAM)	215,000	249,847
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/20 (BAM)	140,000	164,009
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/21 (BAM)	90,000	106,177
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/22 (BAM)	130,000	154,788
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/23 (BAM)	120,000	142,512
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/24 (BAM)	135,000	158,996
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.50%, 9/1/25 (BAM)	45,000	50,223
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/25 (BAM)	45,000	52,179
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	6,500,000	6,509,295
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	3,000,000	3,240,930
Tahoe-Truckee Unified School District GO, Capital Appreciation, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/22 (NATL-RE/FGIC)(1)	2,690,000	2,092,954
Tahoe-Truckee Unified School District GO, Capital Appreciation, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/23 (NATL-RE/FGIC)(1)	2,220,000	1,640,846
Tobacco Securitization Authority of Northern California Settlement Rev., Series 2005 A1, 5.50%, 6/1/45	2,000,000	1,654,680
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37	2,250,000	1,859,287
Torrance Rev., Series 2010 A, (Memorial Medical Center), 5.00%, 9/1/40	2,000,000	2,100,520
Tracy Community Facilities District No. 2006-1 Special Tax Rev., (NEI Phase II), 5.75%, 9/1/36	3,105,000	3,128,722
Tracy Public Financing Authority Special Tax Rev., Series 2014 A, 4.00%, 9/2/18(2)	1,900,000	2,082,780
Tracy Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/2/19(2)	2,285,000	2,629,829
Tracy Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/2/20(2)	2,100,000	2,428,146
Tri-Dam Power Authority Rev., 4.00%, 5/1/16	2,165,000	2,260,931
Tri-Dam Power Authority Rev., 4.00%, 11/1/16	2,165,000	2,281,888
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	2,000,000	2,397,660
Turlock Public Financing Authority Tax Allocation Rev., 7.50%, 9/1/39	2,770,000	3,074,534
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2007 A, (Tustin Legacy/Columbus Villages), 6.00%, 9/1/36	4,945,000	5,295,254
Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy/Retail Center), 6.00%, 9/1/37	1,300,000	1,357,486
Tustin Public Financing Authority Rev., 5.00%, 4/1/43	1,000,000	1,094,450
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 5.75%, 9/1/30	1,000,000	1,111,380
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	1,500,000	1,656,990
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	1,750,000	1,751,330
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	1,000,000	1,000,760

University of California System Rev., Series 2012 G, 5.00%, 5/15/37	5,000,000	5,555,500
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.40%, 9/1/30	2,500,000	2,584,975
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.45%, 9/1/36	2,600,000	2,682,732
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33	1,600,000	1,854,256
Yosemite Community College District GO, Capital Appreciation, (Election of 2004), 0.00%, 8/1/16 (AGM)(1)	3,545,000	3,472,824
Yuba City Redevelopment Agency Tax Allocation Rev., 5.70%, 9/1/24	2,270,000	2,278,966
Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL-RE/FGIC)(1)	1,500,000	956,205
		718,213,444
GUAM — 1.3%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.125%, 1/1/42	1,000,000	1,045,310
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	7,230,000	7,877,157
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/34	850,000	919,097
		9,841,564
PUERTO RICO — 2.9%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/42	1,045,000	775,212
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 6.00%, 7/1/47	5,000,000	3,961,800
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	465,000	286,380
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	4,000,000	2,395,560
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38	2,500,000	1,900,525
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	3,500,000	2,647,085
Puerto Rico GO, Series 2009 C, (Public Improvement), 6.00%, 7/1/39	1,250,000	945,388
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	1,000,000	732,490
Puerto Rico GO, Series 2014 A, 8.00%, 7/1/35	2,275,000	2,034,259
Puerto Rico Public Buildings Authority Rev., Series 2009 Q, 5.625%, 7/1/39	3,700,000	2,668,292
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42	5,000,000	3,445,900
		21,792,891
U.S. VIRGIN ISLANDS — 0.5%
Virgin Islands Public Finance Authority Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,225,240
Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29	1,500,000	1,605,240
		3,830,480
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $713,739,211)		753,678,379
OTHER ASSETS AND LIABILITIES — 0.1%		567,945
TOTAL NET ASSETS — 100.0%		$754,246,324

FUTURES CONTRACTS
Contracts Sold			Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
256		U.S. Treasury Long Bonds	September 2014	35,192,000	197,424
72		U.S. Treasury Ultra Long Bonds	September 2014	10,820,250	53,195
				46,012,250	250,619

Notes to Schedule of Investments
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FHLB	-	Federal Home Loan Bank
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
NATL-RE-IBC	-	National Public Finance Guarantee Corporation - Reinsured - Insured Bond Certificates
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)				Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)				When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $3,204,531, which represented 0.4% of total net assets.

(4)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $219,910, which represented less than 0.05% of total net assets.

(5)				Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.
(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $1,345,834.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of May 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$713,739,211
Gross tax appreciation of investments	$44,891,507
Gross tax depreciation of investments	(4,952,339)
Net tax appreciation (depreciation) of investments	$39,939,168

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
May 31, 2014

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.6%
CALIFORNIA — 97.5%
ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston Project), VRDN, 0.06%, 6/2/14 (LOC: Bank of America N.A.)	1,875,000	1,875,000
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 4.00%, 7/1/15	280,000	290,338
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 4.00%, 7/1/16	270,000	288,390
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/17	1,000,000	1,123,040
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/18	500,000	572,630
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	2,500,000	3,048,575
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2014 A, (Sharp HealthCare), 5.00%, 8/1/33	1,450,000	1,610,863
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/24	2,000,000	2,373,200
Alameda Corridor Transportation Authority Rev., Series 2013 A, (Senior Lien), 5.00%, 10/1/20	3,010,000	3,582,261
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/35 (NATL-RE)(1)	9,000,000	3,326,310
Alum Rock Union Elementary School District GO, Series 2013 A, (Election of 2012), 6.00%, 8/1/39	1,500,000	1,849,530
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	700,000	820,722
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/23	1,200,000	1,441,944
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/24	2,275,000	2,707,091
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.31%, 6/5/14	5,000,000	5,057,850
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.76%, 6/5/14	1,450,000	1,449,449
Bay Area Toll Authority Toll Bridge Rev., Series 2007 F, (San Francisco Bay Area), 5.00%, 4/1/17, Prerefunded at 100% of Par(2)	2,000,000	2,253,140
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34	5,000,000	5,576,150
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G1, (San Francisco Bay Area), VRDN, 1.16%, 6/5/14	2,500,000	2,516,175
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27	5,000,000	5,897,500
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F1, (San Francisco Bay Area), 5.00%, 4/1/24	1,500,000	1,804,980
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F1, (San Francisco Bay Area), 5.00%, 4/1/25	3,500,000	4,206,020
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F1, (San Francisco Bay Area), 5.00%, 4/1/28	7,185,000	8,423,766
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S4, (San Francisco Bay Area), 5.00%, 4/1/43	5,610,000	6,152,936
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22	1,800,000	2,093,760
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	3,230,000	3,523,930
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21	5,000,000	5,816,000

California Department of Water Resources Power Supply Rev., Series 2009 AG, (Central Valley), 5.00%, 12/1/25	1,000,000	1,182,750
California Department of Water Resources Power Supply Rev., Series 2010 L, 4.00%, 5/1/15	2,290,000	2,372,096
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/15	1,000,000	1,044,850
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,455,000
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/17	10,875,000	12,284,291
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18	3,000,000	3,477,900
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	7,000,000	8,311,870
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21	3,000,000	3,601,650
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22	18,000,000	21,453,300
California Department of Water Resources Power Supply Rev., Series 2010 M, 4.00%, 5/1/15	7,275,000	7,535,809
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	4,000,000	4,179,400
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/16	2,000,000	2,182,000
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/20	14,215,000	17,170,725
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/21	13,300,000	16,395,841
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL-RE/FGIC)	8,460,000	8,497,393
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14(2)	1,130,000	1,134,995
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14	3,870,000	3,887,105
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18	7,000,000	8,165,710
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/19	4,505,000	5,375,411
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/20	5,000,000	5,949,650
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/22	2,000,000	2,192,000
California Economic Recovery GO, Series 2009 B, VRN, 5.00%, 7/1/14	5,000,000	5,021,000
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,455,000	1,601,940
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/16	1,200,000	1,327,032
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/21	750,000	885,540
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	575,495
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/19	700,000	808,752
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/23	2,000,000	2,290,380
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/15, Prerefunded at 100% of Par(2)	70,000	74,806
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/36	975,000	989,976
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	2,100,000	2,424,030
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	2,950,000	3,289,368
California Educational Facilities Authority Rev., Series 2010 A, (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,505,076
California Educational Facilities Authority Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.86%, 6/5/14	3,675,000	3,679,226
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/15	1,240,000	1,312,763
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/17	1,000,000	1,121,230
California GO, 4.00%, 10/1/14	3,000,000	3,039,510
California GO, 5.00%, 9/1/15	9,115,000	9,663,905
California GO, 5.00%, 11/1/16 (Ambac)	1,575,000	1,751,211
California GO, 5.00%, 10/1/17	2,170,000	2,479,811
California GO, 5.50%, 4/1/18	2,535,000	2,978,980
California GO, 5.00%, 8/1/18	2,260,000	2,533,528

California GO, 5.00%, 9/1/18	1,000,000	1,168,750
California GO, 5.00%, 9/1/19	7,645,000	9,079,814
California GO, 5.00%, 3/1/20	1,690,000	1,915,632
California GO, 5.00%, 8/1/20	5,000,000	5,592,400
California GO, 5.25%, 10/1/20	5,000,000	5,917,050
California GO, 5.00%, 3/1/22	5,000,000	5,405,150
California GO, 5.00%, 9/1/22	2,000,000	2,431,940
California GO, 5.50%, 4/1/24	4,600,000	5,487,156
California GO, 5.00%, 8/1/24	1,260,000	1,402,871
California GO, 5.00%, 12/1/26	1,045,000	1,240,687
California GO, 5.00%, 2/1/27	14,000,000	16,357,600
California GO, 5.00%, 2/1/28	5,795,000	6,719,302
California GO, 5.75%, 4/1/28	5,000,000	5,978,550
California GO, 5.00%, 11/1/29	2,625,000	3,054,135
California GO, 5.75%, 4/1/31	5,000,000	5,927,250
California GO, 5.00%, 11/1/32	1,890,000	2,086,031
California GO, 6.50%, 4/1/33	5,000,000	6,129,100
California GO, 6.00%, 4/1/38	3,000,000	3,545,130
California GO, Series 2004 A5, (Kindergarten), VRDN, 0.06%, 6/2/14 (LOC: Citibank N.A.)	2,100,000	2,100,000
California GO, Series 2012 B, VRN, 0.96%, 6/5/14	2,000,000	2,028,440
California GO, Series 2012 B, VRN, 1.06%, 6/5/14	800,000	812,592
California GO, Series 2012 B, VRN, 1.21%, 6/5/14	960,000	978,749
California GO, VRDN, 4.00%, 12/1/16	3,000,000	3,210,420
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/18	1,000,000	1,164,000
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/19	735,000	869,387
California Health Facilities Financing Authority Rev., (NCROC Paradise Valley Estates), 5.70%, 12/1/24 (Ambac/California Mortgage Insurance)	1,455,000	1,716,405
California Health Facilities Financing Authority Rev., Series 2006 C, (Kaiser Permanente), VRDN, 0.05%, 6/4/14	11,000,000	11,000,000
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,000,000	2,039,840
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.00%, 10/1/17	1,400,000	1,592,906
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/17	1,000,000	1,154,790
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22	3,335,000	3,892,145
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,200,000	2,243,824
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,529,880
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 5.00%, 10/1/14	500,000	508,315
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	40,000	49,446
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.25%, 10/1/24	3,250,000	3,882,157
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38	2,085,000	2,470,141

California Health Facilities Financing Authority Rev., Series 2008 H, (Catholic Healthcare West), 5.125%, 7/1/22	485,000	507,853
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.00%, 7/1/18	3,000,000	3,426,150
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.25%, 11/1/29	5,000,000	5,857,550
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29	1,500,000	1,747,530
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,158,470
California Health Facilities Financing Authority Rev., Series 2010 A, (Stanford Hospital), 5.00%, 11/15/25	2,000,000	2,276,960
California Health Facilities Financing Authority Rev., Series 2011 B, (St. Joseph Health System), VRDN, 0.06%, 6/2/14 (LOC: U.S. Bank N.A.)	2,400,000	2,400,000
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,000,000	1,205,300
California Health Facilities Financing Authority Rev., Series 2011 C, (St. Joseph Health System), VRDN, 0.06%, 6/2/14 (LOC: Northern Trust Company)	2,000,000	2,000,000
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/18	1,305,000	1,523,431
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/22	1,650,000	1,967,922
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	1,000,000	1,084,980
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	890,000	989,084
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	4,500,000	4,859,730
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.08%, 6/5/14 (LOC: Rabobank N.V.)	1,555,000	1,555,000
California Infrastructure & Economic Development Bank Rev., Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20	790,000	793,318
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.125%, 7/1/26, Prerefunded at 100% of Par (Ambac)(2)	5,000,000	6,486,150
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (Los Angeles County Museum of Natural History Foundation), VRDN, 0.04%, 6/2/14 (LOC: Wells Fargo Bank N.A.)	1,300,000	1,300,000
California Infrastructure & Economic Development Bank Rev., Series 2010 A, (University of California, San Francisco Neuroscience Building), 5.00%, 5/15/22	3,735,000	4,449,132
California Infrastructure & Economic Development Bank Rev., Series 2012 A1, (J. Paul Getty Trust), 4.00%, 10/1/15	975,000	1,025,622
California Infrastructure & Economic Development Bank Rev., Series 2012 B1, (J. Paul Getty Trust), VRDN, 0.36%, 6/5/14	7,500,000	7,502,025
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 1.85%, 6/5/14	3,000,000	2,998,200
California Municipal Finance Authority Rev., (Biola University), 5.00%, 10/1/18	1,000,000	1,129,520
California Municipal Finance Authority Rev., (Community Hospitals Central), 5.00%, 2/1/17	2,000,000	2,189,320
California Municipal Finance Authority Rev., Series 2007, (Loma Linda University), 5.00%, 4/1/23	1,145,000	1,221,658
California Municipal Finance Authority Rev., Series 2007, (Loma Linda University), 5.00%, 4/1/28	2,000,000	2,092,080
California Municipal Finance Authority Rev., Series 2010 A, (Chevron USA, Inc.), VRDN, 0.04%, 6/2/14 (GA: Chevron Corp.)	1,960,000	1,960,000
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.00%, 7/1/19	605,000	668,277
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.25%, 7/1/21	1,760,000	1,942,213

California Municipal Finance Authority Rev., Series 2010 A, (University of Louisiana Verne), 5.00%, 6/1/17	2,290,000	2,514,076
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 5.75%, 1/1/33	2,250,000	2,572,582
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 6.00%, 1/1/42	1,000,000	1,154,820
California Pollution Control Financing Authority Rev., Series 1996 E, (Pacific Gas & Electric Company), VRDN, 0.04%, 6/2/14 (LOC: JPMorgan Chase Bank N.A.)	19,100,000	19,100,000
California Pollution Control Financing Authority Rev., Series 1996 F, (Pacific Gas & Electric Company), VRDN, 0.04%, 6/2/14 (LOC: JPMorgan Chase Bank N.A.)	1,300,000	1,300,000
California Public Works Board Rev., Series 2014 A, 5.00%, 9/1/25	5,000,000	5,994,800
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/14	1,800,000	1,800,252
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/15	1,450,000	1,519,788
California Public Works Board Lease Rev., Series 2006 A, (California State University), 5.00%, 10/1/16 (NATL-RE/FGIC)	1,500,000	1,658,595
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services - Building 8 & 9), 6.25%, 4/1/34	2,435,000	2,879,850
California Public Works Board Lease Rev., Series 2009 B, (Department of Education - Riverside Campus), 6.00%, 4/1/27	2,130,000	2,519,939
California Public Works Board Lease Rev., Series 2009 I1, (Various Capital Projects), 6.375%, 11/1/34	2,500,000	3,013,825
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/15	4,000,000	4,283,960
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/16	1,820,000	2,024,477
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	2,000,000	2,335,760
California Public Works Board Lease Rev., Series 2011 G, (University of California), 5.00%, 12/1/21, Prerefunded at 100% of Par(2)(3)	3,700,000	4,565,430
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/15	4,000,000	4,161,360
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/21	3,000,000	3,580,800
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/22	2,100,000	2,525,754
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/23	2,000,000	2,361,200
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,800,000	2,085,426
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	4,545,000	4,945,142
California Public Works Board Lease Rev., Series 2012 D, 5.00%, 9/1/36	1,000,000	1,091,300
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 4.00%, 11/1/17	1,250,000	1,386,638
California Public Works Board Lease Rev., Series 2013 H, (California State University Project), 5.00%, 9/1/38	4,500,000	4,941,630
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	2,400,000	2,643,168
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/20	1,250,000	1,514,463
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/24	5,000,000	5,920,150
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/16	750,000	827,475
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/17	815,000	923,419
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/18	515,000	592,173

California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/20	2,225,000	2,557,304
California Statewide Communities Development Authority Rev., (North Peninsula Jewish Campus), VRDN, 0.07%, 6/2/14 (LOC: Bank of America N.A.)	1,400,000	1,400,000
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18	1,775,000	1,793,265
California Statewide Communities Development Authority Rev., (St. Joseph Remarketing), 5.125%, 7/1/24 (NATL-RE)	2,000,000	2,277,680
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	1,570,000	1,689,336
California Statewide Communities Development Authority Rev., Series 2002 B, (Pooled Financing Program), 5.20%, 6/30/14 (AGM)	440,000	441,654
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.30%, 11/1/18	1,655,000	1,797,049
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.40%, 11/1/27	1,000,000	1,025,700
California Statewide Communities Development Authority Rev., Series 2007 A, (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/17, Prerefunded at 100% of Par (California Mortgage Insurance)(2)	1,000,000	1,142,770
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 4.80%, 7/15/17	2,530,000	2,696,120
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 5.00%, 7/15/22	2,460,000	2,525,657
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/19	1,450,000	1,706,244
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	8,400,000	9,100,896
Calleguas-Las Virgenes Public Financing Authority Rev., Series 2007 A, (Municipal Water District), 5.00%, 7/1/20 (NATL-RE/FGIC)	1,000,000	1,089,860
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 87-1), 5.00%, 9/1/18 (Ambac)	3,115,000	3,347,722
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Merged and Amended Project Area), 4.00%, 10/1/15	625,000	655,338
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Merged and Amended Project Area), 4.00%, 10/1/16	525,000	567,620
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Merged and Amended Project Area), 4.00%, 10/1/17	675,000	746,307
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Project Area No. 1), 5.00%, 10/1/19 (AGM)	315,000	366,402
Chaffey Joint Union High School District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/30	3,125,000	3,596,969
Chaffey Joint Union High School District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/32	1,220,000	1,388,580
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	8,165,000	8,226,564
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 4.00%, 9/1/18(4)	740,000	811,010
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 4.00%, 9/1/19(4)	390,000	428,762
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 5.00%, 9/1/20(4)	545,000	627,927
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 5.00%, 9/1/22(4)	520,000	600,434
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 5.00%, 9/1/24(4)	575,000	663,004
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/17	850,000	925,200
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/18	875,000	965,108
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/19	1,400,000	1,541,694
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 87-8), VRDN, 0.04%, 6/2/14 (LOC: State Street Bank & Trust Co.)	6,600,000	6,600,000

Clovis Unified School District GO, Capital Appreciation, Series 2004 A, (Election of 2004), 0.00%, 8/1/24 (NATL-RE)(1)	5,935,000	4,238,362
East Bay Municipal Utility District Rev., Series 2012 B, 4.00%, 6/1/15	1,185,000	1,231,630
East Side Union High School District GO, Series 2012, 5.00%, 8/1/25	1,405,000	1,649,723
East Side Union High School District GO, Series 2013, 5.00%, 8/1/29	2,450,000	2,801,085
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/24	1,000,000	1,145,870
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/14	600,000	602,010
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	600,000	631,872
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	600,000	646,848
Fairfield Redevelopment Agency Tax Allocation Rev., 4.00%, 8/1/16	1,525,000	1,640,976
Folsom Cordova Unified School District No. 1 Facilities Improvement GO, 4.00%, 10/1/16	690,000	747,608
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, 4.00%, 10/1/14	925,000	937,155
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, 4.00%, 10/1/15	570,000	599,121
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, 2.00%, 10/1/16	725,000	753,232
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, 5.00%, 10/1/17	600,000	685,986
Folsom Cordova Unified School District No. 4 Facilities Improvement GO, Series 2014 A, (Election of 2012), 4.00%, 10/1/15	605,000	635,075
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 A, 6.00%, 1/15/49	3,000,000	3,436,560
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B1, VRDN, 5.00%, 1/15/18	3,750,000	4,133,100
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B2, VRDN, 5.00%, 1/15/20	5,000,000	5,612,300
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B3, VRDN, 5.50%, 1/15/23	2,750,000	3,185,435
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 C, 6.25%, 1/15/33	3,000,000	3,495,540
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 1995 A, (Senior Lien), 0.00%, 1/1/26(1)(2)	10,000,000	7,362,700
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2014 A, 0.00%, 1/15/24(5)	1,600,000	964,432
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2014 A, 0.00%, 1/15/42(1)	4,820,000	905,244
Franklin-McKinley School District GO, Series 2005 A, (Election of 2004), 5.00%, 8/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,150,000	1,215,493
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	1,250,000	1,039,925
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27	1,365,000	1,246,504
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/21	1,000,000	1,199,670
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/29	2,000,000	2,262,120
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	2,150,000	2,417,524
Golden State Tobacco Securitization Corp. Settlement Rev., Capital Appreciation, Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	2,000,000	1,372,860
Grossmont-Cuyamaca Community College District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/25	680,000	810,172
Grossmont-Cuyamaca Community College District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/26	685,000	806,005
Grossmont-Cuyamaca Community College District GO, Series 2013 A, (Election of 2012), 5.25%, 8/1/27	750,000	892,928
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,750,000	1,928,132
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,624,819
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	1,110,000	1,236,729
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	1,175,000	1,257,767
Irvine Unified School District Special Tax Rev., Series 2012 B, (Community Facilities District No. 09-1), VRDN, 0.08%, 6/2/14 (LOC: Bank of America N.A.)	1,800,000	1,800,000

Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 4.75%, 9/1/16	600,000	617,496
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 5.00%, 9/1/20	745,000	764,474
La Quinta Redevelopment Successor Agency Tax Allocation Rev., Series 2013 A, (La Quinta Redevelopment Project Areas 1&2), 5.00%, 9/1/19	1,150,000	1,341,418
La Quinta Redevelopment Successor Agency Tax Allocation Rev., Series 2013 A, (La Quinta Redevelopment Project Areas 1&2), 5.00%, 9/1/20	1,045,000	1,224,207
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.00%, 11/15/35	1,215,000	1,358,905
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/24(5)	2,100,000	1,376,655
Los Altos Elementary School District GO, 5.00%, 8/1/16, Prerefunded at 100% of Par (Ambac)(2)	1,045,000	1,152,154
Los Altos Elementary School District GO, 5.00%, 8/1/19 (Ambac)	1,455,000	1,599,831
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/32 (NATL-RE/FGIC)	2,000,000	2,218,260
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/21	1,195,000	1,413,386
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/22	1,000,000	1,189,310
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,955,000	2,332,862
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2008 B, (Proposition A), 5.00%, 7/1/31	1,000,000	1,123,840
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2010 A, (General Union Station), 5.00%, 7/1/20	3,000,000	3,567,240
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2013 A, (Proposition A), 5.00%, 7/1/21	2,470,000	3,031,456
Los Angeles County Redevelopment Authority Tax Allocation Rev., Series 2013 D, (Redevelopment Project Areas), 4.00%, 9/1/15	2,000,000	2,084,940
Los Angeles County Redevelopment Authority Tax Allocation Rev., Series 2013 D, (Redevelopment Project Areas), 5.00%, 9/1/16	2,000,000	2,190,660
Los Angeles County Redevelopment Authority Tax Allocation Rev., Capital Appreciation, Series 2013 E, (Covina Revitalization Redevelopment Project No. 1), 0.00%, 12/1/19 (AGM)(1)	1,500,000	1,275,570
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.00%, 5/15/18	750,000	871,095
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	3,000,000	3,295,920
Los Angeles Department of Airports Rev., Series 2010 D, (Los Angeles International Airport), 5.00%, 5/15/24	3,040,000	3,553,486
Los Angeles Department of Water & Power Rev., Series 2002 A2, (Power System), VRDN, 0.06%, 6/5/14 (SBBPA: JPMorgan Chase Bank N.A.)	13,000,000	13,000,000
Los Angeles Department of Water & Power Rev., Series 2008 A2, (Power System), 5.25%, 7/1/32	3,535,000	4,031,349
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/14	400,000	401,700
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 4.00%, 7/1/16	1,000,000	1,079,610
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/18	780,000	912,631
Los Angeles Department of Water & Power Rev., Series 2012 A, (Power System), 5.00%, 7/1/26	1,000,000	1,181,200
Los Angeles Department of Water & Power Rev., Series 2012 C, (Power System), 5.00%, 1/1/16	8,750,000	9,320,500
Los Angeles Department of Water & Power Rev., Series 2013 B, 5.00%, 7/1/27	6,470,000	7,673,291
Los Angeles Department of Water & Power Rev., Series 2014 B, (Power System), 5.00%, 7/1/25(4)	700,000	852,684

Los Angeles Department of Water & Power Rev., Series 2014 B, (Power System), 5.00%, 7/1/26(4)	1,300,000	1,565,668
Los Angeles Department of Water & Power Waterworks Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	5,000,000	5,653,400
Los Angeles Department of Water & Power Waterworks Rev., Series 2012 C, 5.00%, 7/1/24	1,500,000	1,815,120
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	1,225,000	1,446,566
Los Angeles Municipal Improvement Corp. Rev., Series 2012 C, 5.00%, 3/1/25	3,000,000	3,439,050
Los Angeles Unified School District COP, Series 2012 A, (Headquarters Building Project), 5.00%, 10/1/21	2,820,000	3,388,653
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	1,700,000	1,937,626
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/18 (FGIC)	1,230,000	1,352,496
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/30 (FGIC)	4,000,000	4,318,240
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	2,000,000	2,208,100
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	4,000,000	4,612,240
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	3,000,000	3,557,970
Los Angeles Unified School District GO, Series 2011 A1, 4.00%, 7/1/17	1,000,000	1,104,290
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18	2,565,000	2,991,021
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/24	5,140,000	6,085,040
Los Angeles Unified School District GO, Series 2011 A2, 5.00%, 7/1/21	3,000,000	3,665,070
Los Angeles Wastewater System Rev., Series 2009 A, 5.75%, 6/1/34	2,975,000	3,503,538
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/14 (NATL-RE)	1,000,000	1,004,190
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.21%, 6/5/14	2,000,000	2,000,500
Metropolitan Water District of Southern California Rev., Series 2011 A4, VRDN, 0.21%, 6/5/14	2,000,000	2,000,500
Metropolitan Water District of Southern California Rev., Series 2012 B2, VRDN, 0.41%, 6/5/14	13,755,000	13,776,595
Mount San Antonio Community College District GO, Capital Appreciation, Series 2005 A, (Election of 2001), 0.00%, 8/1/16 (NATL-RE)(1)(2)	5,000,000	4,968,800
Mount San Antonio Community College District GO, Series 2013 A, (Election of 2008), 5.00%, 8/1/34	2,000,000	2,264,500
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/17	1,000,000	1,106,240
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/21	1,200,000	1,359,636
Murrieta Valley Unified School District Public Financing Authority Special Tax Rev., Series 2006 A, 4.00%, 9/1/14 (AGC)	1,085,000	1,094,711
Natomas Unified School District GO, 5.00%, 9/1/26	1,785,000	2,046,877
Newport Beach Rev., Series 2009 A, (Hoag Memorial Hospital Presbyterian), 5.00%, 12/1/18(2)	1,505,000	1,771,325
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,304,140
North Lake Tahoe Public Financing Authority Rev., 4.00%, 12/1/19	1,000,000	1,133,810
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14	1,500,000	1,505,025
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16	1,000,000	1,098,880
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/19	2,000,000	2,325,200
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/20	1,515,000	1,759,763
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/21	2,050,000	2,340,936
Northern California Power Agency Rev., Series 2010 A, 5.25%, 8/1/22	4,250,000	4,913,552
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/26	1,750,000	2,038,557
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/27	2,000,000	2,314,040
Oakland Sewer Rev., Series 2014 A, 5.00%, 6/15/26	1,200,000	1,445,328

Oakland Unified School District Alameda County GO, (Election of 2000), 5.00%, 8/1/15 (NATL-RE)	1,000,000	1,048,760
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.00%, 8/1/22	750,000	845,340
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	2,150,000	2,339,135
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	1,410,000	1,687,657
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 4.00%, 2/1/15	1,350,000	1,383,116
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/18	3,145,000	3,592,533
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/25	4,065,000	4,569,954
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	2,000,000	2,207,960
Orange County Community Facilities District Special Tax Rev., Series 2014 A, (Ladera Ranch), 5.00%, 8/15/28	1,960,000	2,210,508
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.45%, 9/2/15	280,000	285,505
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.55%, 9/2/16	210,000	214,043
Orange County Sanitation District COP, Series 2007 B, 5.00%, 2/1/26 (AGM)	2,750,000	3,043,260
Orange County Transportation Authority Rev., (Senior Lien 91 Express Lanes), 5.00%, 8/15/24	1,000,000	1,190,770
Orange County Water District Rev., Series 2013 A, 5.00%, 8/15/33	4,000,000	4,648,080
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 4.00%, 6/1/16	1,335,000	1,417,089
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 5.00%, 6/1/23	1,230,000	1,431,929
Palomar Pomerado Health Care District COP, 5.25%, 11/1/21	1,000,000	1,057,930
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,120,000	1,143,822
Palomar Pomerado Health GO, Capital Appreciation, 0.00%, 8/1/18 (NATL-RE)(1)	3,615,000	3,387,219
Palomar Pomerado Health GO, Capital Appreciation, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(5)	1,660,000	1,505,670
Peralta Community College District GO, 5.00%, 8/1/17	2,085,000	2,356,842
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,595,965
Port of Oakland Rev., Series 2007 C, 5.00%, 11/1/16 (NATL-RE)	1,270,000	1,412,634
Port of Oakland Rev., Series 2007 C, (Intermediate Lien), 5.00%, 11/1/17 (NATL-RE)	2,375,000	2,725,621
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	2,500,000	2,859,225
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	2,780,000	774,397
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/19 (Ambac)	1,155,000	1,265,857
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/20 (Ambac)	1,210,000	1,312,487
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/15	1,505,000	1,565,185
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/21	1,000,000	1,059,280
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.125%, 9/1/22	790,000	916,605
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.25%, 9/1/23	1,300,000	1,504,750
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.375%, 9/1/24	1,410,000	1,621,274
Riverside County Asset Leasing Corp. Rev., Series 2013 A, (Public Defender and Probation Building), 5.00%, 11/1/43	1,000,000	1,083,940

Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/14 (Ambac)	50,000	50,938
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/15 (Ambac)	3,035,000	3,218,617
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	935,000	1,038,663
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	1,335,000	1,536,892
Sacramento City Financing Authority Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)	3,000,000	3,393,180
Sacramento City Financing Authority Rev., 5.00%, 12/1/16 (NATL-RE/FGIC)	2,500,000	2,672,950
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,174,870
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,155,600
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,143,960
Sacramento County Airport System Rev., Series 2009 B, 4.25%, 7/1/16	1,000,000	1,075,660
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 A, 5.25%, 12/1/21 (NATL-RE/FGIC)	1,000,000	1,237,870
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.69%, 6/2/14 (NATL-RE/FGIC)	2,500,000	2,135,375
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)	3,105,000	3,599,751
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)	3,000,000	3,599,550
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/24	1,500,000	1,787,595
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/25	5,000,000	5,901,550
Sacramento Regional Transit District Rev., (Farebox Revenue), 3.00%, 3/1/15	840,000	856,447
Sacramento Regional Transit District Rev., (Farebox Revenue), 4.00%, 3/1/16	440,000	465,181
Sacramento Regional Transit District Rev., (Farebox Revenue), 4.00%, 3/1/17	1,000,000	1,082,640
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/18	250,000	283,825
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.25%, 8/1/18	350,000	409,780
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	300,000	356,790
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/18, Prerefunded at 100% of Par(2)	8,000,000	9,759,600
San Bernardino Community College District GO, Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(5)	9,840,000	8,946,725
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,461,620
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,200,000	1,391,064
San Diego Community College District GO, (Election of 2002), 5.00%, 8/1/30	3,000,000	3,521,100
San Diego Convention Center Expansion Financing Authority Rev., Series 2012 A, 4.00%, 4/15/17	1,250,000	1,363,575
San Diego Convention Center Expansion Financing Authority Rev., Series 2012 A, 4.00%, 4/15/18	1,160,000	1,278,714
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/19	1,290,000	1,509,945
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/21	2,000,000	2,333,500
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/34	750,000	804,998
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/40	740,000	795,522
San Diego County Regional Airport Authority Rev., Series 2013 A, 4.00%, 7/1/18	300,000	336,519
San Diego County Regional Airport Authority Rev., Series 2013 A, 4.00%, 7/1/19	400,000	453,512
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/21	5,940,000	7,264,501
San Diego County Water Authority Rev., Series 2011 S1, (Subordinate Lien), 5.00%, 7/1/16	2,780,000	3,046,296
San Diego Public Facilities Financing Authority Rev., Series 2009 A, 5.00%, 8/1/21	1,000,000	1,161,870
San Diego Public Facilities Financing Authority Rev., Series 2009 B, 5.00%, 5/15/22	3,680,000	4,339,677

San Diego Public Facilities Financing Authority Tax Allocation Rev., Series 2007 B, (Southcrest and Central Imperial Redevelopment), 5.125%, 10/1/22 (Radian)	1,230,000	1,288,610
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/21	2,000,000	2,440,040
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/24	2,000,000	2,410,780
San Diego Public Facilities Financing Sewer Authority Rev., Series 2010 A, 5.25%, 5/15/24	3,400,000	4,023,934
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/23	250,000	299,238
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/26	750,000	861,330
San Diego Unified School District GO, Capital Appreciation, Series 2010 C, (Election of 2008), 0.00%, 7/1/36(1)	7,895,000	2,866,674
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/24	500,000	601,340
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/25	500,000	596,450
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/26	1,000,000	1,183,610
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/17 (AGC)	3,375,000	3,816,922
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/18 (AGC)	2,000,000	2,322,260
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), 4.00%, 5/1/24	1,625,000	1,825,005
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,500,000	4,096,120
San Francisco City and County Airports Commission Rev., Series 2010 C, (San Francisco International Airport), (Governmental Purpose), 5.00%, 5/1/19	1,500,000	1,772,445
San Francisco City and County Airports Commission Rev., Series 2011 D, 5.00%, 5/1/29	6,270,000	7,025,284
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/24	4,025,000	4,688,119
San Francisco City and County Airports Commission Rev., Series 2012 B, (San Francisco International Airport), 5.00%, 5/1/26	1,250,000	1,444,913
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/17	2,440,000	2,742,560
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,342,400
San Francisco City and County COP, Series 2010 A, 5.00%, 10/1/19	2,930,000	3,480,342
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 10/1/21	5,000,000	6,117,950
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/28	2,780,000	3,250,960
San Francisco City and County Redevelopment Agency Special Tax Rev., Series 2005 A, VRDN, 0.07%, 6/5/14 (LOC: JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/15	420,000	438,606
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/16	440,000	473,101
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/17	465,000	510,751
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.50%, 8/1/18	485,000	548,996
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/19	510,000	597,873
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/20	515,000	606,742
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/21	460,000	534,115
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	476,366

San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	611,595
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	409,942
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment), 5.00%, 8/1/43	1,000,000	1,062,620
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/1/33	2,000,000	1,970,400
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/1/17(1)(2)	1,000,000	985,130
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/1/25(1)(2)	3,290,000	2,529,122
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/1/26(1)(2)	1,400,000	1,030,778
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, (Senior Lien), 0.00%, 1/1/16(1)(2)	25,000,000	24,930,750
San Mateo County Transportation District Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18 (NATL-RE)	2,680,000	3,127,908
San Mateo Joint Powers Financing Authority Rev., (Maple Street Correctional Center), 5.00%, 6/15/17	860,000	976,805
San Mateo Joint Powers Financing Authority Rev., (Maple Street Correctional Center), 5.00%, 6/15/18	1,000,000	1,165,640
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	690,000	782,888
San Mateo Union High School District GO, Capital Appreciation, 0.00%, 2/15/15(1)(2)	7,090,000	7,080,570
San Ramon Valley Unified School District GO, (Election of 2002), 5.00%, 8/1/16, Prerefunded at 100% of Par (NATL-RE)(2)	1,000,000	1,100,710
Santa Clara County Financing Authority Lease Rev., Series 2012 A, (Capital Projects), 4.00%, 2/1/17	2,055,000	2,241,327
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	1,000,000	1,108,940
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20	4,000,000	4,811,080
Santa Fe Springs Community Development Commission Tax Allocation Rev., 5.375%, 9/1/16 (NATL-RE)	430,000	431,746
Santa Maria Joint Union High School District GO, 5.00%, 8/1/25	1,585,000	1,865,577
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	600,000	646,854
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	600,000	686,496
Santa Rosa Wastewater Rev., Capital Appreciation, Series 2002 B, 0.00%, 9/1/24 (Ambac)(1)	7,000,000	4,901,190
Shasta Lake Public Finance Authority Rev., 4.50%, 4/1/15	495,000	512,518
Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/19	2,400,000	2,467,152
Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/22	2,130,000	2,205,700
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.25%, 6/1/17	2,000,000	2,207,660
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.50%, 6/1/18	2,700,000	3,060,774
South Placer Wastewater Authority Rev., Series 2011 D, VRN, 0.89%, 6/5/14	4,140,000	4,145,009
South Tahoe Joint Powers Financing Authority Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/19 (Ambac)	50,000	51,755
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,345,465
Southern California Public Power Authority Rev., Series 2008 B, (Southern Transmission), 6.00%, 7/1/27	2,000,000	2,390,420
Southern California Public Power Authority Rev., Series 2011 A, (Southern Transmission), 5.00%, 7/1/21	2,780,000	3,365,301
Southern California Public Power Authority Rev., Series 2012 A, 4.00%, 7/1/16	2,055,000	2,214,571
Southern California Public Power Authority Rev., Series 2012 A, 5.00%, 7/1/18	1,880,000	2,192,249

Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/18	2,000,000	2,332,180
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/20	4,000,000	4,828,240
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/38	1,500,000	1,708,260
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 4.00%, 8/1/15 (AGM)	700,000	730,240
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/27 (AGM)	530,000	602,859
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/28 (AGM)	255,000	289,700
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/42 (AGM)	865,000	926,553
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/19 (BAM)	400,000	464,832
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/20 (BAM)	260,000	304,587
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/21 (BAM)	170,000	200,556
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/22 (BAM)	250,000	297,670
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/23 (BAM)	220,000	261,272
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/24 (BAM)	250,000	294,438
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.50%, 9/1/25 (BAM)	90,000	100,445
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/25 (BAM)	80,000	92,763
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37	1,750,000	1,446,113
Tri-Dam Power Authority Rev., 4.00%, 11/1/14	1,260,000	1,273,532
Tri-Dam Power Authority Rev., 4.00%, 11/1/15	1,310,000	1,353,898
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,000,000	1,179,950
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/15	690,000	699,660
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/16	940,000	952,474
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.45%, 7/1/18 (AGM)	3,000,000	3,004,590
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	3,750,000	3,752,850
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	2,500,000	2,501,900
University of California Regents Medical Center Pooled Rev., Series 2008 D, 5.00%, 5/15/27	1,000,000	1,092,170
University of California Rev., Series 2009 Q, 5.25%, 5/15/23	2,000,000	2,279,260
University of California Rev., Series 2010 S, 5.00%, 5/15/20	1,405,000	1,645,002
University of California Rev., Series 2010 S, 5.00%, 5/15/40	1,250,000	1,393,588
University of California Rev., Series 2012 G, (Limited Project), 5.00%, 5/15/26	1,000,000	1,179,540
University of California Rev., Series 2012 G, (Limited Project), 5.00%, 5/15/42	1,640,000	1,806,575
University of California Rev., Series 2013 AF, 5.00%, 5/15/25	7,250,000	8,771,340
University of California Rev., Series 2013 AK, VRDN, 5.00%, 5/15/23	7,935,000	9,733,071
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,145,000	1,178,881
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,505,000	2,579,123
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,640,000	2,718,118
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,415,000	1,456,870
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,000,000	1,029,590

Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,980,000	3,068,178
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)	1,500,000	1,677,420
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)	1,000,000	1,129,890
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)	1,200,000	1,360,320
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	6,000,000	1,947,540
		1,274,587,858
GUAM — 0.2%
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	1,000,000	1,093,080
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/19 (AGM)	1,000,000	1,158,760
		2,251,840
PUERTO RICO — 1.7%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	2,860,000	2,516,800
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	1,000,000	835,900
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	310,000	190,920
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/22	4,950,000	3,333,924
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/17 (XLCA)	4,000,000	3,785,000
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	3,500,000	2,647,085
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	3,000,000	2,197,470
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	1,000,000	689,500
Puerto Rico GO, Series 2014 A, 8.00%, 7/1/35	5,310,000	4,748,096
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/14	1,510,000	1,504,171
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A1, 0.00%, 8/1/41(1)	2,280,000	261,584
		22,710,450
U.S. VIRGIN ISLANDS — 0.2%
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.00%, 10/1/14	500,000	506,410
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/14, Prerefunded at 100% of Par(2)	170,000	172,892
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/14, Prerefunded at 100% of Par(2)	500,000	508,505
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/14, Prerefunded at 100% of Par(2)	1,000,000	1,017,010
		2,204,817
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,226,337,193)		1,301,754,965
OTHER ASSETS AND LIABILITIES — 0.4%		5,733,473
TOTAL NET ASSETS — 100.0%		$1,307,488,438

FUTURES CONTRACTS
Contracts Sold	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
573	U.S. Treasury Long Bonds	September 2014	78,769,594	441,891

Notes to Schedule of Investments
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $1,622,579.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of May 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,226,337,193
Gross tax appreciation of investments	$79,444,681
Gross tax depreciation of investments	(4,026,909)
Net tax appreciation (depreciation) of investments	$75,417,772

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Long-Term Tax-Free Fund
May 31, 2014

California Long-Term Tax-Free - Schedule of Investments
MAY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.1%
CALIFORNIA — 96.4%
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp HealthCare), 6.25%, 8/1/39	1,200,000	1,394,460
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	1,000,000	1,219,430
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2014 A, (Sharp HealthCare), 5.00%, 8/1/43	500,000	547,280
Adelanto Public Utility Authority Rev., Series 2009 A, (Utility System), 6.25%, 7/1/26	500,000	567,530
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/32 (NATL-RE)(1)	1,000,000	435,910
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/35 (NATL-RE)(1)	3,750,000	1,385,962
Alum Rock Union Elementary School District GO, Series 2013 A, (Election of 2012), 6.00%, 8/1/39	1,000,000	1,233,020
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/39	2,500,000	2,825,500
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	300,000	351,738
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.31%, 6/5/14	1,000,000	1,011,570
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(2)	3,000,000	3,262,020
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.76%, 6/5/14	725,000	724,725
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34	1,500,000	1,672,845
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39	2,135,000	2,360,242
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G1, (San Francisco Bay Area), VRDN, 1.16%, 6/5/14	1,250,000	1,258,087
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27	1,500,000	1,769,250
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S4, (San Francisco Bay Area), 5.00%, 4/1/43	2,500,000	2,741,950
Brea Redevelopment Agency Tax Allocation Rev., 4.00%, 8/1/16	1,245,000	1,341,052
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	1,450,000	1,581,950
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21	2,500,000	2,908,000
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/15	2,000,000	2,089,700
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18	2,000,000	2,318,600
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22	1,275,000	1,519,609
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	1,525,000	1,593,396
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/21	3,250,000	4,006,502
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/16	1,700,000	1,867,348
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,203,540
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/37	5,000,000	5,659,550
California Educational Facilities Authority Rev., (University of the Pacific), 5.25%, 11/1/14, Prerefunded at 100% of Par(2)	420,000	428,980

California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	2,000,000	2,230,080
California Educational Facilities Authority Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.86%, 6/5/14	2,455,000	2,457,823
California GO, 4.00%, 10/1/14	1,750,000	1,773,047
California GO, 5.00%, 9/1/15	4,560,000	4,834,603
California GO, 5.00%, 9/1/19	1,530,000	1,817,150
California GO, 5.00%, 2/1/27	3,000,000	3,505,200
California GO, 5.00%, 2/1/28	1,000,000	1,159,500
California GO, 5.25%, 9/1/32	2,000,000	2,284,960
California GO, 5.00%, 11/1/32	1,500,000	1,655,580
California GO, 6.50%, 4/1/33	5,000,000	6,129,100
California GO, 5.00%, 4/1/38	2,500,000	2,695,325
California GO, 6.00%, 4/1/38	2,500,000	2,954,275
California GO, 6.00%, 11/1/39	5,000,000	6,012,300
California GO, 5.50%, 3/1/40	3,000,000	3,464,550
California GO, 5.00%, 10/1/41(3)	2,000,000	2,177,000
California GO, Series 2004 A5, (Kindergarten), VRDN, 0.06%, 6/2/14 (LOC: Citibank N.A.)	2,800,000	2,800,000
California GO, Series 2005 B-7,VRDN, 0.05%, 6/2/14 (LOC: JPMorgan Chase Bank N.A.)	2,800,000	2,800,000
California GO, Series 2012 B, VRN, 0.96%, 6/5/14	2,000,000	2,028,440
California GO, Series 2012 B, VRN, 1.06%, 6/5/14	800,000	812,592
California GO, Series 2012 B, VRN, 1.21%, 6/5/14	960,000	978,749
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/19	740,000	875,302
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/21	1,000,000	1,203,170
California Health Facilities Financing Authority Rev., Series 2007 A, (Sutter Health), 5.25%, 11/15/46	1,500,000	1,560,600
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	150,000	152,988
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33	1,000,000	1,185,640
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	3,400,000	3,805,382
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	4,500,000	5,276,115
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,158,470
California Health Facilities Financing Authority Rev., Series 2009 B, (Providence Health & Services), 5.50%, 10/1/39	1,000,000	1,155,040
California Health Facilities Financing Authority Rev., Series 2010 A, (Scripps Memorial Hospital), 5.00%, 11/15/19	1,000,000	1,180,480
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 5.50%, 8/15/20	1,000,000	1,237,790
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,500,000	1,807,950
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	1,000,000	1,136,850
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	500,000	542,490
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	180,000	200,039

California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	2,000,000	2,159,880
California Health Facilities Financing Authority Rev., Series 2014 A, (Lucile Salter Packard Children's Hospital), 5.00%, 8/15/43	1,000,000	1,098,480
California Infrastructure & Economic Development Bank Rev., Series 2012 A1, (J. Paul Getty Trust), 4.00%, 10/1/15	325,000	341,874
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 1.85%, 6/5/14	1,000,000	999,400
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,000,000	1,116,480
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	665,000	785,558
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 6.00%, 1/1/42	2,000,000	2,309,640
California Pollution Control Financing Authority Rev., 5.00%, 11/21/45	1,000,000	1,012,490
California Pollution Control Financing Authority Rev., Series 1996 C, (Pacific Gas & Electric Company), VRDN, 0.05%, 6/2/14 (LOC: JPMorgan Chase Bank N.A.)	2,000,000	2,000,000
California Pollution Control Financing Authority Rev., Series 1996 E, (Pacific Gas & Electric Company), VRDN, 0.04%, 6/2/14 (LOC: JPMorgan Chase Bank N.A.)	6,500,000	6,500,000
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,350,820
California Public Works Board Lease Rev., Series 2009 H, (Department of Correction and Rehabilitation), 5.75%, 11/1/29	1,685,000	1,998,461
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	1,000,000	1,167,880
California Public Works Board Lease Rev., Series 2011 G, (University of California), 5.00%, 12/1/21, Prerefunded at 100% of Par(2)	2,000,000	2,467,800
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,700,000	1,969,569
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	2,170,000	2,361,047
California Public Works Board Lease Rev., Series 2012 D, 5.00%, 9/1/36	500,000	545,650
California Public Works Board Lease Rev., Series 2013 H, (California State University Project), 5.00%, 9/1/38	1,865,000	2,048,031
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	1,500,000	1,651,980
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30	1,000,000	1,093,790
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	500,000	538,005
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	3,000,000	3,151,290
California Statewide Communities Development Authority Rev., Series 2005 A, (Thomas Jefferson School of Law), 4.875%, 10/1/15, Prerefunded at 100% of Par(2)	900,000	946,737
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	2,780,000	3,011,963
California Statewide Communities Development Authority Rev., Series 2014 A, (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	750,000	816,750
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	2,230,000	2,556,561
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 88-1), 6.50%, 9/1/14 (AGM)	1,330,000	1,349,511
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Project Area No. 1), 5.00%, 10/1/19 (AGM)	485,000	564,142
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Project Area No. 1), 5.00%, 10/1/20 (AGM)	785,000	920,255
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/17	365,000	397,292

City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/18	375,000	413,618
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/19	600,000	660,726
Coalinga Public Financing Authority Local Obligation Rev., Series 1998 A, (Senior Lien), 6.375%, 9/15/21 (Ambac)	1,320,000	1,555,501
East Bay Municipal Utility District Rev., Series 2012 B, 4.00%, 6/1/15	4,000,000	4,157,400
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/14	400,000	401,340
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	400,000	421,248
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	400,000	431,232
Fairfield Redevelopment Agency Tax Allocation Rev., 3.00%, 8/1/15	1,460,000	1,506,647
Folsom Cordova Unified School District No. 1 Facilities Improvement GO, 4.00%, 10/1/16	295,000	319,630
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, 4.00%, 10/1/14	375,000	379,928
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, 4.00%, 10/1/15	245,000	257,517
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, 2.00%, 10/1/16	295,000	306,487
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, 5.00%, 10/1/17	245,000	280,111
Folsom Cordova Unified School District No. 4 Facilities Improvement GO, Series 2014 A, (Election of 2012), 4.00%, 10/1/15	250,000	262,428
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 A, 5.75%, 1/15/46	1,000,000	1,130,080
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 A, 6.00%, 1/15/49	3,250,000	3,722,940
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B3, VRDN, 5.50%, 1/15/23	1,000,000	1,158,340
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 C, 6.50%, 1/15/43	500,000	583,775
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2014 A, 0.00%, 1/15/24(4)	700,000	421,939
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2014 A, 0.00%, 1/15/42(1)	1,250,000	234,763
Fresno Sewer Rev., Series 1993 A1, 6.25%, 9/1/14 (Ambac)	90,000	91,293
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/38 (FGIC)	1,000,000	1,018,170
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/45	1,000,000	1,014,900
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	750,000	623,955
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27	480,000	438,331
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	1,100,000	1,236,873
Golden State Tobacco Securitization Corp. Settlement Rev., Capital Appreciation, Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	1,000,000	686,430
Grossmont Healthcare District GO, Series 2011 B, (Election of 2006), 6.00%, 7/15/34	1,000,000	1,189,360
Grossmont Union High School District GO, Series 2013 E, (Election of 2008), 5.00%, 8/1/43	1,000,000	1,106,410
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,000,000	1,101,790
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	555,000	618,364
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	590,000	631,560
Irvine Ranch Water District Rev., Series 2009 B, VRDN, 0.05%, 6/2/14 (LOC: Bank of America N.A.)	1,400,000	1,400,000
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.00%, 11/15/35	330,000	369,085
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.50%, 11/15/37	695,000	830,129
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/24(4)	1,100,000	721,105
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/32 (NATL-RE/FGIC)	1,425,000	1,580,510
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/22	1,000,000	1,189,310

Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/22	500,000	597,265
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/21	2,120,000	2,478,598
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	1,000,000	1,098,640
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,184,100
Los Angeles Department of Water & Power Waterworks Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	4,000,000	4,522,720
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20	3,000,000	3,565,440
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, (Power System), 5.00%, 7/1/19	1,000,000	1,194,300
Los Angeles Harbor Department Rev., Series 2009 A, 5.00%, 8/1/27	500,000	579,525
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	525,000	619,957
Los Angeles Unified School District COP, Series 2010 A, (Multiple Properties), 5.00%, 12/1/15	1,000,000	1,071,150
Los Angeles Unified School District COP, Series 2012 A, (Headquarters Building Project), 5.00%, 10/1/21	1,000,000	1,201,650
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/30	3,000,000	3,395,760
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/30 (FGIC)	2,000,000	2,159,120
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	1,020,000	1,126,131
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	2,000,000	2,306,120
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	1,000,000	1,185,990
Los Angeles Unified School District GO, Series 2011 A1, 4.00%, 7/1/17	1,000,000	1,104,290
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18	1,280,000	1,492,595
Los Angeles Wastewater System Rev., Series 2012 C, 5.00%, 6/1/26	1,000,000	1,183,640
M-S-R Energy Authority Rev., Series 2009 A, 7.00%, 11/1/34	1,000,000	1,359,460
M-S-R Energy Authority Rev., Series 2009 B, 7.00%, 11/1/34 (GA: Citigroup, Inc.)	700,000	951,622
Manhattan Beach Unified School District GO, Capital Appreciation, Series 2009 A, (Election of 2008), 0.00%, 9/1/29(1)	5,905,000	3,313,118
Metropolitan Water District of Southern California Rev., Series 2012 B2, VRDN, 0.41%, 6/5/14	3,895,000	3,901,115
Modesto Irrigation District COP, Series 2009 A, 5.75%, 10/1/34	2,500,000	2,852,925
Mount San Antonio Community College District GO, Series 2013 A, (Election of 2008), 5.00%, 8/1/34	1,000,000	1,132,250
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)	880,000	1,274,222
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,304,140
North Lake Tahoe Public Financing Authority Rev., 5.00%, 12/1/21	500,000	605,145
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14	1,000,000	1,003,350
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	1,000,000	1,087,970
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	460,000	550,583
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	1,000,000	1,103,980
Orange County Transportation Authority Rev., (Senior Lien), 5.00%, 8/15/25	1,000,000	1,178,260
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	500,000	523,915
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	750,000	765,953
Palomar Pomerado Health GO, Capital Appreciation, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(4)	1,670,000	1,514,740
Palos Verdes Peninsula Unified School District GO, Series 2009 R, (Election of 2005), 0.00%, 8/1/33(1)	2,600,000	1,241,162

Paramount Unified School District GO, Capital Appreciation, (Election of 2006), 0.00%, 8/1/51 (BAM)(1)	7,500,000	632,775
Pomona Unified School District GO, Series 2000 A, 6.55%, 8/1/29 (NATL-RE)	1,000,000	1,282,400
Pomona Unified School District GO, Series 2001 A, 6.15%, 8/1/30 (NATL-RE)	855,000	1,046,067
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	1,500,000	1,715,535
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	2,110,000	587,762
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	1,025,000	1,174,660
Riverside County Asset Leasing Corp. Rev., Series 2013 A, (Public Defender and Probation Building), 5.00%, 11/1/43	1,000,000	1,083,940
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	625,000	694,294
Sacramento County Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 5.625%, 7/1/29	1,000,000	1,152,380
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.69%, 6/2/14 (NATL-RE/FGIC)	1,500,000	1,281,225
Sacramento Power Authority Rev., 5.25%, 7/1/14 (Ambac)	2,000,000	2,008,280
Saddleback Valley Unified School District Public Financing Authority Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (AGM)	1,000,000	1,115,000
San Bernardino Community College District GO, Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(4)	7,400,000	6,728,228
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,350,000	1,564,947
San Diego Community College District GO, (Election of 2002), 5.00%, 8/1/25	500,000	607,065
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/40	1,500,000	1,612,545
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/43	1,000,000	1,076,710
San Diego County Water Authority Rev., Series 2011 S1, (Subordinate Lien), 5.00%, 7/1/16	1,665,000	1,824,490
San Diego Public Facilities Financing Authority Sewer Rev., Series 2009 A, 5.25%, 5/15/34	2,000,000	2,294,200
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/30	2,000,000	2,305,840
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/24	500,000	590,055
San Diego Unified School District GO, Capital Appreciation, Series 2010 C, (Election of 2008), 0.00%, 7/1/36(1)	5,000,000	1,815,500
San Diego Unified School District GO, Capital Appreciation, Series 2010 C, (Election of 2008), 0.00%, 7/1/44(1)	2,880,000	701,453
San Diego Unified School District GO, Capital Appreciation, Series 2012 E, (Election of 2008), 0.00%, 7/1/49(1)	1,000,000	174,520
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,000,000	3,510,960
San Francisco City and County Airports Commission Rev., Series 2010 F, (San Francisco International Airport), 5.00%, 5/1/40	2,150,000	2,295,533
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,342,399
San Francisco City and County Public Utilities Commission Rev., Series 2011 A, 5.00%, 11/1/41	1,000,000	1,103,500
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.625%, 8/1/27	500,000	566,595
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment), 5.00%, 8/1/31	400,000	433,304
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment), 5.00%, 8/1/43	500,000	531,310
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/1/33	1,200,000	1,182,240
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.50%, 9/1/44	750,000	822,285
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	685,000	777,215

San Mateo Union High School District GO, Capital Appreciation, 0.00%, 2/15/15(1)(2)	2,665,000	2,661,456
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	500,000	554,470
Santa Margarita-Dana Point Authority Rev., Series 1994 B, (Improvement Districts 3, 3A, 4, 4A), 7.25%, 8/1/14 (NATL-RE)	2,000,000	2,022,080
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	400,000	431,236
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	400,000	457,664
Santa Rosa Wastewater Rev., Capital Appreciation, Series 2002 B, 0.00%, 9/1/24 (Ambac)(1)	2,000,000	1,400,340
South Placer Wastewater Authority Rev., Series 2011 D, VRN, 0.89%, 6/5/14	2,060,000	2,062,493
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/17	1,050,000	1,191,571
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/40	750,000	858,458
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/42 (AGM)	430,000	460,599
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/19 (BAM)	110,000	127,829
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/20 (BAM)	70,000	82,004
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/21 (BAM)	50,000	58,987
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/22 (BAM)	70,000	83,348
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/23 (BAM)	60,000	71,256
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/24 (BAM)	65,000	76,554
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.50%, 9/1/25 (BAM)	25,000	27,902
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/25 (BAM)	25,000	28,989
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	1,000,000	1,080,310
Taft Public Financing Authority Lease Rev., Series 1997 A, (Community Correctional Facility Acquisition), 6.05%, 1/1/17	1,085,000	1,089,199
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37	500,000	413,175
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,200,000	1,415,940
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/18	465,000	470,882
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	2,000,000	2,209,320
University of California Rev., Series 2013 AF, 5.00%, 5/15/25	1,000,000	1,209,840
University of California Rev., Series 2013 AK, VRDN, 5.00%, 5/15/23	2,000,000	2,453,200
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33	3,000,000	3,476,730
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	3,000,000	973,770
		347,828,602
GUAM — 0.9%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	900,000	976,635
Guam Power Authority Rev., Series 2010 A, 5.50%, 10/1/40	2,150,000	2,330,815
		3,307,450

PUERTO RICO — 1.8%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	1,910,000	1,680,800
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	665,000	555,873
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	75,000	46,190
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	1,000,000	756,310
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	1,000,000	732,490
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	300,000	206,850
Puerto Rico GO, Series 2014 A, 8.00%, 7/1/35	1,520,000	1,359,154
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/16	1,250,000	1,129,675
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A1, 0.00%, 8/1/41(1)	1,145,000	131,366
		6,598,708
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $326,805,960)		357,734,760
OTHER ASSETS AND LIABILITIES — 0.9%		3,072,978
TOTAL NET ASSETS — 100.0%		$360,807,738

FUTURES CONTRACTS
Contracts Sold			Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
149		U.S. Treasury Long Bonds	September 2014	20,482,844	114,907
15		U.S. Treasury Ultra Long Bonds	September 2014	2,254,219	11,082
				22,737,063	125,989

Notes to Schedule of Investments
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)				Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)				Escrowed to maturity in U.S. government securities or state and local government securities.
(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $451,728.

(4)				Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of May 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$326,805,960
Gross tax appreciation of investments	$31,820,309
Gross tax depreciation of investments	(891,509)
Net tax appreciation (depreciation) of investments	$30,928,800

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Tax-Free Money Market Fund
May 31, 2014

California Tax-Free Money Market - Schedule of Investments
MAY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 95.7%
CALIFORNIA — 95.7%
ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston Project), VRDN, 0.06%, 6/2/14 (LOC: Bank of America N.A.)	2,670,000	2,670,000
California Economic Recovery GO, Series 2009 B, VRN, 5.00%, 7/1/14	7,180,000	7,208,285
California Infrastructure & Economic Development Bank Rev., (Bay Area Toll Bridges), VRDN, 0.09%, 6/5/14 (LOC: Bank of the West)	2,030,000	2,030,000
California Infrastructure & Economic Development Bank Rev., (Catalina Museum Project), VRDN, 0.09%, 6/5/14 (LOC: Bank of the West)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.08%, 6/5/14 (LOC: Rabobank N.V.)	1,350,000	1,350,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 0.11%, 6/5/14 (LOC: Wells Fargo Bank N.A.)	2,625,000	2,625,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA), VRDN, 0.10%, 6/5/14 (LOC: Bank of the West)	1,390,000	1,390,000
California Infrastructure & Economic Development Bank Rev., (SRI International), VRDN, 0.07%, 6/5/14 (LOC: Wells Fargo Bank N.A.)	6,600,000	6,600,000
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (iWorks, Inc.), VRDN, 0.10%, 6/5/14 (LOC: City National Bank and FHLB)	1,335,000	1,335,000
California Municipal Finance Authority Rev., Series 2008 A, (Central Coast YMCA), VRDN, 0.06%, 6/5/14 (LOC: Pacific Capital Bank N.A. and FHLB)	3,135,000	3,135,000
California Municipal Finance Authority Rev., Series 2010 A, (Southwest Community Health Center), VRDN, 0.07%, 6/5/14 (LOC: Comerica Bank)	3,970,000	3,970,000
California Municipal Finance Authority Rev., Series 2012 A, (High Desert Partnership in Academic Excellence Foundation), VRDN, 0.09%, 6/5/14 (LOC: Union Bank N.A.)	2,000,000	2,000,000
California Pollution Control Financing Authority Rev., (Musco Family Olive), VRDN, 0.16%, 6/5/14 (LOC: Bank of the West)	3,200,000	3,200,000
California Pollution Control Financing Authority Rev., Series 2010 A, (Alameda Country Industries), VRDN, 0.10%, 6/4/14 (LOC: Bank of the West)	2,460,000	2,460,000
California State Enterprise Development Authority Rev., (Community Hospice Inc.), VRDN, 0.06%, 6/5/14 (LOC: Bank of Stockton and FHLB)	3,895,000	3,895,000
California State Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 0.06%, 6/5/14 (LOC: First Republic Bank and FHLB)	6,985,000	6,985,000
California State Enterprise Development Authority Rev., (LBM Partnership LP), VRDN, 0.07%, 6/5/14 (LOC: Wells Fargo Bank N.A.)	2,900,000	2,900,000
California State University PUTTERs Rev., Series 2008-2646Z, VRDN, 0.14%, 6/5/14 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	4,670,000	4,670,000
California Statewide Communities Development Authority Rev., (Goodwill of Santa Cruz), VRDN, 0.11%, 6/5/14 (LOC: Wells Fargo Bank N.A.)	2,200,000	2,200,000
California Statewide Communities Development Authority Rev., (Trinity Children & Family), VRDN, 0.09%, 6/4/14 (LOC: Citizens Business Bank and California State Teacher's Retirement System)	3,920,000	3,920,000
California Statewide Communities Development Authority Rev., Series 2008 C, (John Muir Health), VRDN, 0.06%, 6/2/14 (LOC: Wells Fargo Bank N.A.)	1,150,000	1,150,000
California Statewide Communities Development Authority COP, VRDN, 0.07%, 6/4/14 (LOC: Union Bank N.A.)	1,520,000	1,520,000
City of Hanford Sewer System Rev., Series 1996 A, VRDN, 0.09%, 6/5/14 (LOC: Union Bank N.A.)	760,000	760,000
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 94-13), VRDN, 0.04%, 6/2/14 (LOC: State Street Bank & Trust Co.)	500,000	500,000

City of Oroville Rev., Series 2012 A, (Oroville Hospital), VRDN, 0.09%, 6/5/14 (LOC: Comerica Bank)	6,600,000	6,600,000
City of Reedley COP, (Mennonite Brethren Homes), VRDN, 0.07%, 6/5/14 (LOC: Bank of the Sierra and FHLB)	7,980,000	7,980,000
City of Riverside Water Rev., Series 2011 A, VRN, 0.08%, 6/5/14	11,000,000	11,000,000
County of San Bernardino Rev., Series 2004 A, (WLP Parkview Place Apartments), VRDN, 0.11%, 6/5/14 (LOC: FNMA)	3,420,000	3,420,000
County of Yolo Rev., (Beckett Hall, Inc.), VRDN, 0.12%, 6/5/14 (LOC: Bank of the West and California State Teacher's Retirement System)	6,850,000	6,850,000
Eastern Municipal Water District Water & Sewer Rev., Series 2012 A, VRN, 0.07%, 6/5/14	5,000,000	5,000,000
Eastern Municipal Water District Water & Sewer Rev., Series 2013 A, VRDN, 0.08%, 6/5/14	6,000,000	6,000,000
Hesperia Public Financing Authority Rev., (1993 Street Improvement Project), VRDN, 0.12%, 6/4/14 (LOC: Bank of the West)	575,000	575,000
Hesperia Public Financing Authority Rev., Series 1998 B, (Water Administration Facilities), VRDN, 0.12%, 6/4/14 (LOC: Bank of the West)	810,000	810,000
Irvine Ranch Water District Rev., Series 2009 B, VRDN, 0.05%, 6/2/14 (LOC: Bank of America N.A.)	1,800,000	1,800,000
Irvine Ranch Water District Rev., Series 2011 A1, VRN, 0.07%, 6/5/14	2,000,000	2,000,000
Irvine Ranch Water District Rev., Series 2011 A2, VRN, 0.07%, 6/5/14	4,000,000	4,000,000
JP Morgan Chase PUTTERs/DRIVERs Trust, Series 2011-4005Z, VRDN, 0.14%, 6/5/14 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	6,590,000	6,590,000
Los Angeles County Community Development Commission COP, (Willowbrook Partnership), VRDN, 0.10%, 6/4/14 (LOC: Wells Fargo Bank N.A.)	2,300,000	2,300,000
Metropolitan Water District of Southern California Rev., Series 2009 A-2, VRN, 0.07%, 6/5/14	5,000,000	5,000,000
Metropolitan Water District of Southern California Rev., Series 2011 A-1, VRN, 0.08%, 6/5/14	7,500,000	7,500,000
Metropolitan Water District of Southern California Rev., VRN, 0.08%, 6/5/14	4,220,000	4,220,000
Pittsburg Public Financing Authority Rev., VRDN, 0.09%, 6/5/14 (LOC: Bank of the West)	2,840,000	2,840,000
San Bernardino County Housing Authority Rev., Series 2005 A, (Raintree Apartments), VRDN, 0.07%, 6/5/14 (LOC: East West Bank and FHLB)	3,800,000	3,800,000
San Francisco City and County GO, Series 2010 E, (Earthquake Safety), 5.00%, 6/15/14	1,945,000	1,948,632
San Francisco City and County Redevelopment Agency Special Tax Rev., Series 2005 A, VRDN, 0.07%, 6/5/14 (LOC: JPMorgan Chase Bank N.A.)	3,400,000	3,400,000
Santa Clara County Housing Authority Rev., Series 2003 A, VRDN, 0.10%, 6/5/14 (LOC: Citibank N.A.)	1,515,000	1,515,000
Southern California Public Power Authority Rev., Series 2011 A, (Southern Transmission), 5.00%, 7/1/14	5,000,000	5,019,419
State of California Puttable Floating Options Rev., VRDN, 0.13%, 6/5/14 (AGM)(LIQ FAC: Bank of America N.A.)(1)	3,480,000	3,480,000
State of California Puttable Floating Options Rev., VRDN, 0.19%, 6/5/14 (LIQ FAC: Bank of America N.A.)(1)	5,000,000	5,000,000
State of California Rev., Series 2013 A-2, 2.00%, 6/23/14	10,000,000	10,010,647
Three Valleys Municipal Water District COP, (Miramar Water Treatment), VRDN, 0.12%, 6/4/14 (LOC: Wells Fargo Bank N.A.)	1,100,000	1,100,000
Town of Apple Valley COP, (Public Facilities Financing), VRDN, 0.09%, 6/5/14 (LOC: Union Bank N.A.)	2,170,000	2,170,000
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.12%, 6/5/14 (SBBPA: JPMorgan Chase Bank N.A.)	2,895,000	2,895,000
Town of Hillsborough COP, Series 2006 A, (Water & Sewer System), VRDN, 0.12%, 6/5/14 (SBBPA: JPMorgan Chase Bank N.A.)	7,945,000	7,945,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 1.06%, 6/5/14 (LOC: BNP Paribas)	12,475,000	12,475,000
TOTAL MUNICIPAL SECURITIES		214,716,983

COMMERCIAL PAPER(2) — 2.2%
San Diego County Water Authority, 0.08%, 7/2/14	5,000,000	5,000,000
TOTAL INVESTMENT SECURITIES — 97.9%		219,716,983
OTHER ASSETS AND LIABILITIES — 2.1%		4,783,374
TOTAL NET ASSETS — 100.0%		$224,500,357

Notes to Schedule of Investments
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $19,740,000, which represented 8.8% of total net assets.

(2)		The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of May 31, 2014, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$219,716,983

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 29, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 29, 2014